PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 7,432	$ 814	$ 11,749	$ 1,261	$ 6,173	$ 0
Payments to Acquire Property, Plant, and Equipment			$ 10,893	16,255	$ 41,167	0
Property, Plant and Equipment, Estimated Useful Lives			3 years		3
Property, Plant and Equipment, Gross	138,206		$ 138,206		$ 66,645	25,478
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	43,400		43,400		31,651	$ 25,478
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			60,668	$ 0
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	60,668		60,668		0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 3,115		$ 3,115		$ 0